SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Current tax expense
Deferred tax expense
Total income tax expense